Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Assets(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Recognition in profit or loss
Favorable changes		₩ 36,396,000,000	₩ 35,878,000,000
Unfavorable changes		(38,497,000,000)	(36,342,000,000)
Other comprehensive income
Favorable changes		127,121,000,000	168,294,000,000
Unfavorable changes		(71,447,000,000)	(87,574,000,000)
Debt securities
Recognition in profit or loss
Favorable changes	[1]	3,220,000,000	1,029,000,000
Unfavorable changes	[1]	(2,563,000,000)	(866,000,000)
Other comprehensive income
Favorable changes	[1]	0	0
Unfavorable changes	[1]	0	0
Equity securities
Recognition in profit or loss
Favorable changes		654,000,000	840,000,000
Unfavorable changes		(626,000,000)	(521,000,000)
Other comprehensive income
Favorable changes		0	0
Unfavorable changes		0	0
Derivative linked securities
Recognition in profit or loss
Favorable changes		6,906,000,000	5,666,000,000
Unfavorable changes		(6,820,000,000)	(5,463,000,000)
Other comprehensive income
Favorable changes		0	0
Unfavorable changes		0	0
Derivatives held of trading
Recognition in profit or loss
Favorable changes	[2]	25,616,000,000	28,334,000,000
Unfavorable changes	[2]	(28,488,000,000)	(29,486,000,000)
Other comprehensive income
Favorable changes	[2]	0	0
Unfavorable changes	[2]	0	0
Derivatives held for fair value hedging
Recognition in profit or loss
Favorable changes	[2]	0	9,000,000
Unfavorable changes	[2]	0	(6,000,000)
Other comprehensive income
Favorable changes	[2]	0	0
Unfavorable changes	[2]	0	0
Debt securities
Recognition in profit or loss
Favorable changes	[3]	0	0
Unfavorable changes	[3]	0	0
Other comprehensive income
Favorable changes	[3]	205,000,000	69,000,000
Unfavorable changes	[3]	(51,000,000)	(45,000,000)
Equity securities
Recognition in profit or loss
Favorable changes	[4]	0	0
Unfavorable changes	[4]	0	0
Other comprehensive income
Favorable changes	[4]	126,916,000,000	168,225,000,000
Unfavorable changes	[4]	₩ (71,396,000,000)	₩ (87,529,000,000)

[1]	For financial assets designated at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such volatility of the underlying asset or correlation between underlying asset by ± 10%.
[2]	For stock and index-related derivatives, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation of the rates of return on stocks and volatility of the underlying asset by ± 10%. For currency-related derivatives, changes in fair value are calculated by shifting unobservable input parameters, such as loss given default ratio by ± 1%. For interest rate-related derivatives, correlation of the interest rates or volatility of the underlying asset is shifted by ± 10% to calculate fair value changes.
[3]	For debt securities,changes in fair value are calculated by shifting principal unobservable input parameters; such as, discount rate by ± 1%.
[4]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between growth rate (0~0.5%) and discount rate, liquidation value (-1~1%) and discount rate, or recovery rate of receivables’ acquisition cost?(-1~1%). Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).